Financial Instruments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial Instruments
17)	FINANCIAL INSTRUMENTS

17.1)	CURRENT AND NON-CURRENT DEBT
As of December 31, 2023 and 2022, Cemex’s consolidated debt summarized by interest rates and currencies, was as follows:

		2023				2022

		Current	Non-current	Total 1, 2		Current	Non-current	Total 1, 2

Floating rate debt	$	13	1,968	1,981	$	–	1,750	1,750
Fixed rate debt		12	4,235	4,247		51	5,170	5,221

	$	25	6,203	6,228	$	51	6,920	6,971

Effective rate 3
Floating rate		6.4%	7.1%			3.2%	4.6%
Fixed rate		4.4%	5.0%			5.1%	5.3%

		2023					2022

Currency		Current	Non-current	Total	Effective rate 3		Current	Non-current	Total	Effective rate 3

Dollars	$	1	4,348	4,349	5.5%	$	5	5,511	5,516	5.7%
Euros		9	990	999	4.2%		2	962	964	3.3%
Pesos		–	704	704	12.0%		–	267	267	12.2%
Philippine Pesos		11	112	123	7.1%		8	139	147	5.4%
Other currencies		4	49	53	4.5%		36	41	77	4.3%

	$	25	6,203	6,228		$	51	6,920	6,971

1	As of December 31, 2023 and 2022, from the total debt of $6,228 and $6,971, respectively, 94% was held in the Parent Company and 6% in subsidiaries of the Parent Company, in both periods.

2
As of December 31, 2023 and 2022, cumulative discounts, fees and other direct costs incurred in Cemex’s outstanding debt borrowings and the issuance of notes payable (jointly “Issuance Costs”) for $47 and $45, respectively, are presented reducing debt balances and are amortized to financial expense over the maturity of the related debt instruments under the effective interest rate method.

3	In 2023 and 2022, represents the weighted-average effective interest rate of the related debt agreements determined at the end of each period.
As of December 31, 2023 and 2022, Cemex’s consolidated debt summarized by type of instrument, was as follows:

2023		Current	Non-current	2022		Current	Non-current

Bank loans				Bank loans
Loans in foreign countries, 2024 to 2025		$10	202	Loans in foreign countries, 2023 to 2025	$	43	184
Syndicated loans, 2025 to 2028		–	2,476	Syndicated loans, 2024 to 2026		–	2,578

		10	2,678			43	2,762

Notes payable				Notes payable
Medium-term notes, 2026 to 2031		–	3,508	Medium-term notes, 2024 to 2031		–	4,140
Other notes payable, 2024 to 2027		5	27	Other notes payable, 2023 to 2027		6	20

		5	3,535			6	4,160

Total bank loans and notes payable		15	6,213	Total bank loans and notes payable		49	6,922
Current maturities		10	(10)	Current maturities		2	(2)

	$	25	6,203		$	51	6,920

Changes in consolidated debt for the years ended December 31, 2023, 2022 and 2021 were as follows:

		2023	2022	2021

Debt at beginning of year	$	6,971	7,379	9,339
Proceeds from new debt instruments		2,938	2,006	3,960
Debt repayments		(3,840)	(2,420)	(5,897)
Foreign currency translation and accretion effects		159	6	(23)

Debt at end of year	$	6,228	6,971	7,379

As a result of debt transactions incurred during the reported periods to issue, refinance, replace and/or repurchase existing debt instruments, as applicable, Cemex paid transactional costs, including premiums and/or redemption costs (the “Transactional Costs”) for aggregate amounts of $72 in 2023, $51 in 2022 and $142 in 2021. Of these Transactional Costs, $16 in 2023, $4 in 2022 and $37 in 2021, corresponding to new debt instruments or the refinancing of existing debt, adjusted the carrying amount of the related debt instruments and are amortized over the remaining term of each instrument, while $56 in 2023, $47 in 2022 and $99 in 2021 of such Transactional Costs, associated with the extinguished portion of the related debt, were recognized each period in the caption “Financial income and other items, net.” In addition, Transactional Costs pending for amortization related to extinguished debt instruments of $12 in 2023, $6 in 2022 and $27 in 2021 were also recognized within “Financial income and other items, net.”
As of December 31, 2023 and 2022,
non-current
notes payable for $3,535 and $4,160, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity date	Redeemed amount 2 $	Outstanding amount 2 $		2023	2022

2023 CEBURES variable rate 3	05/Oct/23	Cemex, S.A.B. de C.V.	Peso	1,000	TIIE+.45%	01/Oct/26	–	59	$	59	–
2023 CEBURES fixed rate 3	05/Oct/23	Cemex, S.A.B. de C.V.	Peso	5,000	11.48%	26/Sep/30	–	295		292	–
July 2031 Notes 4	12/Jan/21	Cemex, S.A.B. de C.V.	Dollar	1,750	3.875%	11/Jul/31	(642)	1,108		1,102	1,102
September 2030 Notes 4	17/Sep/20	Cemex, S.A.B. de C.V.	Dollar	1,000	5.2%	17/Sep/30	(283)	717		714	714
November 2029 Notes 4	19/Nov/19	Cemex, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/29	(247)	753		749	749
June 2027 Notes 5	05/Jun/20	Cemex, S.A.B. de C.V.	Dollar	1,000	7.375%	05/Jun/27	(1,000)	–		–	996
March 2026 Notes	19/Mar/19	Cemex, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/26	–	442		441	427
July 2025 Notes	01/Apr/03	Cemex Materials LLC	Dollar	150	7.70%	21/Jul/25	–	150		151	152
Other notes payable										27	20

									$	3,535	4,160

1
As of December 31, 2023, these issuances are fully and unconditionally guaranteed by Cemex Concretos, S.A. de C.V., Cemex Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and Cemex Corp.

2	Presented net of all notes repurchased by Cemex. As of December 31, 2023, all repurchased notes have been canceled.

3
On October 5, 2023, Cemex issued sustainability-linked long-term notes (
certificados bursátiles de largo plazo
) in the Mexican market (the “2023 CEBURES”) for an aggregate principal amount of Ps6,000. The 2023 CEBURES consist of two tranches: the first, for an amount of Ps1,000 with a
3-year
tenor at a floating annual interest rate of TIIE 28 plus 0.45%, and the second, for Ps5,000 with a
7-year
tenor at a fixed annual interest rate of 11.48%. In connection with these issuances, Cemex negotiated interest rate and currency derivative instruments to synthetically change the financial risks profile of these issuances from the Peso to the Dollar (note 17.4).

4
During 2022, pursuant to tender offers and other market transactions, Cemex partially repurchased several series of its notes for an aggregate notional amount of $1,172. The difference between the amount paid for such notes and the notional amount redeemed, net of transactional costs, generated a repurchase gain of $104, recognized in the line item “Financial income and other items, net.”

5
On June 5, 2023, Cemex fully redeemed the June 2027 Notes. The difference between the amount paid for such notes and the notional amount redeemed, net of transactional cost, generated a repurchase loss of $38, recognized in the line item “Financial income and other items, net.”

The maturities of consolidated long-term debt as of December 31, 2023, were as follows:

		Bank loans	Notes payable	Total

2025	$	608	167	775
2026		324	506	830
2027		577	4	581
2028		1,131	–	1,131
2029 and thereafter		28	2,858	2,886

	$	2,668	3,535	6,203

As of December 31, 2023, Cemex had the following lines of credit, of which, the only committed portion refers to the revolving credit facility under the 2023 Credit Agreement, at annual interest rates ranging between 5.36% and 6.56%, depending on the negotiated currency:

		Lines of credit	Available

Other lines of credit in foreign subsidiaries 1	$	401	274
Other lines of credit from banks 1		774	774
Revolving credit facility 2023 Credit Agreement		2,000	1,400

	$	3,175	2,448

1	Uncommitted amounts subject to the banks’ availability.

Sustainability-linked and green financing
As of December 31, 2023 and 2022, Cemex’s consolidated debt of $6,228 and $6,971, respectively, included balances outstanding denominated in Dollars, Euros and Pesos under either its 2021 Sustainability-linked Financing Framework (the “2021 SLFF”) or its 2023 Sustainability-linked Financing Framework (the “2023 SLFF”, and together with the 2021 SLFF, the “SLFFs”) of $4,227 in 2023 and $4,028 in 2022, representing the Company’s debt that is linked and aligned to Cemex’s strategy of CO
2
emissions reduction and its ultimate vision of a carbon-neutral economy (note 24.4).
As of December 31, 2023, the balance of debt under the SLFFs includes $3,876 of debt arising from bank loans, including the 2023 Credit Agreement described below. Under the 2023 Credit Agreement, the annual performance in respect to the metrics referenced in the 2023 SLFF may result in a total adjustment of the interest rate margin of plus or minus 5 bps
1
, in line with other sustainability-linked facilities from investment-grade rated borrowers.
The remainder of the debt balance under the SLFFs relates to the 2023 CEBURES. Of these, $59 or the variable rate leg is linked exclusively to one metric of the 2023 SLFF and may result in an increase of 20 bps in the nominal value at redemption. The remaining $292, or the fixed rate leg is also linked to only one metric of the 2023 SLFF and may result in a per annum increase of 25 bps to the interest rate applicable to the last four semi-annual coupon payments.
Additionally, Cemex’s securitization programs (notes 10 and 17.2) are linked to the 2021 SLFFs, utilizing one or more metrics and may result in an annual fee payment equivalent to up to 5 bps of the total facilities amount.
2023 Credit Agreement and 2021 Credit Agreement
On October 30, 2023, Cemex refinanced its 2021 Credit Agreement (as described below), extending the maturity to 2028. The refinanced 2021 Credit Agreement (the “2023 Credit Agreement”) comprises a $1,000,
5-year
amortizing term loan and a $2,000,
5-year
committed revolving credit facility (“RCF”). The 2023 Credit Agreement represents a reduction of $500 in the term loan and an increase of $250 in the revolver of the 2021 Credit Agreement. The 2023 Credit Agreement, denominated exclusively in Dollars, maintains its previous interest rate margin and financial covenants, consistent with an investment-grade capital structure, which provide for a maximum ratio of Consolidated Net Debt (as defined below) to Consolidated EBITDA (as defined below) (“Consolidated Leverage Ratio”) of 3.75 times throughout the life of the loan and a minimum ratio of Consolidated EBITDA to interest expense (“Consolidated Coverage Ratio”) of 2.75 times. As of December 31, 2023, the debt outstanding under the 2023 Credit Agreement amounted to $1,600, which includes amounts owed under the RCF of $600.
All tranches under the 2023 Credit Agreement include a margin over SOFR
1
from 100 bps
1
to 175 bps, depending on the Consolidated Leverage Ratio ranging from less than or equal to 2.25 times in the lower end to greater than 3.25 times in the higher end.
On November 8, 2021, Cemex, S.A.B. de C.V. closed a Dollar-denominated $3,250 syndicated sustainability-linked credit agreement (the “2021 Credit Agreement”), which proceeds were mainly used to fully repay its previous syndicated facilities agreement entered in 2017. The 2021 Credit Agreement, which was the first debt instrument issued by Cemex under the 2021 SLFF, resulted in a stronger liquidity position for Cemex from a risk and credit rating perspective.
The balance of debt under the 2023 Credit Agreement, in which debtor is Cemex, S.A.B. de C.V., is guaranteed by Cemex Concretos, S.A. de C.V., Cemex Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and Cemex Corp., same guarantor structure applicable in all senior notes of the Parent Company and the previous 2021 Credit Agreement.
The 2023 Credit Agreement contains ongoing representations, warranties, affirmative and negative covenants, including financial covenants. As of December 31, 2023 and 2022, Cemex was in compliance with all covenants contained in the 2023 Credit Agreement and the 2021 Credit Agreement, as applicable. Cemex cannot assure that in the future it will be able to comply with all such covenants, including any financial covenants, which non-compliance,
if not remedied, could result in an event of default, which could materially and adversely affect Cemex’s business and financial condition.

1
The Secured Overnight Financing Rate (“SOFR”) is a measure of the cost of borrowing cash overnight collateralized by Treasury securities. As of December 31, 2023, SOFR rate was 5.38%. The contraction “bps” means basis points. One hundred basis points equal 1%. See note 17.5 for recent developments on the interest rate benchmark reform.

2
The
Tasa de Inter
é
s Interbancaria de Equilibrio
(“TIIE”) is the variable rate used for debt denominated in
Pesos
. As of December 31, 2023 and 2022, the
28-day
TIIE rate was 11.50% and 10.77%, respectively.

Financial Covenants

Under the 2023 Credit Agreement and the 2021 Credit Agreement, at the end of each quarter for each period of four consecutive quarters, Cemex must comply with a maximum Consolidated Leverage Ratio of 3.75 times and a minimum Consolidated Coverage Ratio of 2.75 times throughout the life of the corresponding credit agreement. These financial ratios are calculated using the consolidated amounts under IFRS.
Consolidated Leverage Ratio

•
Under the 2023 Credit Agreement and the 2021 Credit Agreement, the ratio is calculated by dividing “Consolidated Net Debt” by “Consolidated EBITDA” for the last twelve months as of the calculation date. Consolidated Net Debt equals debt, as reported in the statement of financial position, net of cash and cash equivalents, excluding any existing or future obligations under any securitization program, and any subordinated debt of Cemex, adjusted for net mark-to-market
of all derivative instruments, as applicable, among other adjustments including in relation for business acquisitions or disposals.

Consolidated EBITDA:
Under the 2023 Credit Agreement and the 2021 Credit Agreement, represents Operating EBITDA for the last twelve months as of the calculation date, as adjusted for any discontinued EBITDA, and solely for the purpose of calculating the Consolidated Leverage Ratio on a pro forma basis for any material disposition and/or material acquisition.
Consolidated Coverage Ratio

•	Under the 2023 Credit Agreement and the 2021 Credit Agreement, the ratio is calculated by dividing Consolidated EBITDA by the financial expense for the last twelve months as of the calculation date.
As of December 31, 2023, 2022 and 2021, under the 2023 Credit Agreement and the 2021 Credit Agreement, as applicable, the main consolidated financial ratios were as follows:

Consolidated financial ratios		Refers to the compliance limits and calculations that were effective on each date

		2023	2022	2021

Leverage ratio	Limit	<=3.75	<=3.75	<=3.75
	Calculation	2.06	2.84	2.73

Coverage ratio	Limit	>=2.75	>=2.75	>=2.75
	Calculation	7.91	6.27	5.99

Cemex’s ability to comply with these ratios may be affected by economic conditions, volatility in foreign exchange rates, as well as by overall conditions in the financial and capital markets or other factors.
Cemex will classify all of its
non-current
debt as current debt if: 1) as of any measurement date Cemex fails to comply with any covenants that would cause a default, including the aforementioned financial ratios; or 2) the cross default clause that is part of the 2023 Credit Agreement is triggered by the provisions contained therein; and/or 3) as of any date prior to a subsequent measurement date Cemex expects not to be in compliance with such financial ratios in the absence of: a) amendments and/or waivers covering the next succeeding 12 months; b) high probability that the violation will be cured during any agreed upon remediation period and be sustained for the next succeeding 12 months; and/or c) an agreement to refinance the relevant debt on a long-term basis. As a result of noncompliance with the agreed upon financial ratios or, in such event, the absence of a waiver of compliance or a negotiation thereof, after certain procedures followed upon Cemex’s lenders’ request, they may call for the acceleration of payments due under the 2023 Credit Agreement. That scenario would have a material adverse effect on Cemex’s operating results, liquidity or financial position.

17.2)	OTHER FINANCIAL OBLIGATIONS
As of December 31, 2023 and 2022, other financial obligations in the consolidated statement of financial position were detailed as follows:

			2023				2022

		Current	Non-current	Total		Current	Non-current	Total

I. Leases	$	272	986	1,258	$	258	918	1,176
II. Liabilities secured with accounts receivable		678	–	678		678	–	678

	$	950	986	1,936	$	936	918	1,854

I.	Leases (notes 8.1, 15.2, 24.1 and 28.4)
Cemex has several operating and administrative assets under lease contracts (note 15.2). As mentioned in note 28.4, Cemex applies the recognition exemption for short-term leases and leases of low-value
assets. Changes in the balance of lease financial liabilities during 2023, 2022 and 2021 were as follows:

		2023	2022	2021

Lease financial liability at beginning of year	$	1,176	1,176	1,260
Additions from new leases		341	296	227
Reductions from payments		(256)	(276)	(313)
Cancellations and liability remeasurements		(24)	7	27
Foreign currency translation and accretion effects		21	(27)	(25)

Lease financial liability at end of year	$	1,258	1,176	1,176

As of December 31, 2023, the maturities of
non-current
lease financial liabilities are as follows:

		Total

2025	$	181
2026		144
2027		108
2028		77
2029 and thereafter		476

	$	986

Total cash outflows for leases in 2023, 2022 and 2021, including the interest expense portion as disclosed at note 8.1, were $331, $342 and $381, respectively. Future payments associated with these contracts are presented in note 24.1.

II.	Liabilities secured with accounts receivable
As mentioned in note 10, as of December 31, 2023 and 2022, the funded amounts of sale of trade accounts
receivable under securitization programs and/or factoring programs with recourse of $678 in both years, were recognized within the line item “Other financial obligations” in the statement of financial position. For the years ended December 31, 2023, 2022 and 2021, the net cash flows generated by (used in) these securitization programs were $(18), $79 and $25, respectively.
The balances of the Company’s other financial obligations associated with the programs for the sale of accounts receivable mentioned above are part of Cemex’s total obligations under the 2021 SLFF, which are linked and aligned to Cemex’s strategy of CO
2
emissions reduction and its ultimate vision of a carbon-neutral economy (note 24.4).

17.3)	FAIR VALUE OF FINANCIAL INSTRUMENTS
Under IFRS, fair value represents an “Exit Value” which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, considering the counterparty’s credit risk in the valuation. Exit Value is premised on the existence of a market and market participants for the specific asset or liability. When there are no market and/or market participants, IFRS establishes a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements), inputs other than quoted prices in active markets that are observable for the asset or liability, either directly or indirectly, used mainly to determine the fair value of securities, investments or loans that are not actively traded (Level 2 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).
Financial assets and liabilities
The book values of cash, trade accounts receivable, other accounts receivable, trade payables, other accounts payable and accrued expenses, as well as short-term debt, approximate their corresponding estimated fair values due to the revolving nature of these financial assets and liabilities in the short-term.
The estimated fair value of Cemex’s
non-current
debt is level 1 and level 2 and is either based on estimated market prices for such or similar instruments, considering interest rates currently available for Cemex to negotiate debt with the same maturities, or determined by discounting future cash flows using market-based interest rates currently available to Cemex.
The fair values determined by Cemex for its derivative financial instruments are level 2. There is no direct measure for the risk of Cemex or its counterparties in connection with such instruments. Therefore, the risk factors applied for Cemex’s assets and liabilities originated by the valuation of such derivatives were extrapolated from publicly available risk discounts for other public debt instruments of Cemex or its counterparties.
The estimated fair value of derivative instruments fluctuates over time and is determined by measuring the effect of future relevant economic variables according to the yield curves shown in the market as of the reporting date. These values should be analyzed in relation to the fair values of the underlying transactions and as part of Cemex’s overall exposure to fluctuations in interest rates and foreign exchange rates. The notional amounts of derivative instruments do not represent amounts of cash exchanged by the parties, and consequently, there is no direct measure of Cemex’s exposure to the use of these derivatives. The amounts exchanged are determined based on the notional amounts and other terms included in the derivative instruments.
As of December 31, 2023 and 2022, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

		2023			2022
		Carrying amount	Fair value		Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 14.2 and 17.4)	$	64	64	$	57	57
Other investments and non-current accounts receivable (note 14.2)		276	266		236	229

	$	340	330	$	293	286

Financial liabilities
Long-term debt (note 17.1)	$	6,203	6,030	$	6,920	6,517
Other financial obligations (note 17.2)		986	919		918	788
Derivative financial instruments (notes 17.4 and 18.2)		15	15		2	2

	$	7,204	6,964	$	7,840	7,307

As of December 31, 2023 and 2022, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories (note 28.4):

2023		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$	–	64	–	64
Investments in strategic equity securities (note 14.2)		3	–	–	3
Other investments at fair value through earnings (note 14.2)		–	1	–	1

	$	3	65	–	68

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.2)	$	–	15	–	15

2022		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$	–	57	–	57
Investments in strategic equity securities (note 14.2)		5	–	–	5
Other investments at fair value through earnings (note 14.2)		–	3	–	3

	$	5	60	–	65

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.2)	$	–	2	–	2

17.4)	DERIVATIVE FINANCIAL INSTRUMENTS
During the reported periods, in compliance with the guidelines established by its Risk Management Committee, the restrictions set forth by its debt agreements and its hedging strategy (note 17.5), Cemex held derivative instruments with the objectives explained in the following paragraphs.
As of December 31, 2023 and 2022, the notional amounts and fair values of Cemex’s derivative instruments were as follows:

		2023		2022
		Notional amount	Fair value	Notional amount	Fair value
I. Net investment hedges	$	976	(94)	837	(48)
II. Cross currency swaps		335	23	–	–
III. Interest rate swaps		750	30	1,018	54
IV. Fuel price hedging		232	5	136	8
V. Foreign exchange options		300	10	500	18

	$	2,593	(26)	2,491	32

The caption “Financial income and other items, net” in the statements of income includes certain gains and losses related to the recognition of changes in fair values of the derivative financial instruments during the applicable period, which represented net losses of $19 in 2023, $5 in 2022 and $6 in 2021. During the reported periods, Cemex did not have derivatives designated as fair value hedges.

I.	Net investment hedges
As of December 31, 2023 and 2022, there are Dollar/Peso foreign exchange forward contracts with target tenor ranging from 1 to 15 months for notional amounts of $518 and $738, respectively. Cemex has designated this program as a hedge of Cemex’s net investment in Pesos, pursuant to which changes in the fair market value of these instruments are recognized as part of other comprehensive income in equity. For the years 2023, 2022 and 2021, these contracts generated losses of $172, $96 and $4, respectively, which partially offset currency translation gains in each year recognized in equity generated from Cemex’s net assets denominated in Pesos. The losses generated from these derivatives relate to the appreciation of the Peso, mainly in 2023 and 2022.
In addition, as of December 31, 2023 and 2022, as part of Cemex’s Peso net investment hedge strategy, there are additional Dollar/Peso capped forwards, structured with option contracts, for a notional amount of $458 and $99, respectively. These capped forwards contain limits on the upside that the instrument may generate. Changes in the fair market value of such capped forward contracts are also recognized as part of other comprehensive income in equity. For the years 2023 and 2022, these contracts generated losses of $54 and $2, respectively, which partially offset currency translation gains recognized in equity generated from Cemex’s net assets denominated in Pesos due to the appreciation of the Peso in 2023 and 2022.
Moreover, during the year 2022, Cemex unwound Dollar/Euro cross-currency swap contracts for a notional amount of $750, which resulted in a settlement gain of $80 in equity. Cemex designated the foreign exchange forward component of these instruments as a hedge of Cemex’s net investment in Euros and changes in fair market were recognized as part of other comprehensive income in equity, while changes in fair value of the interest rate swap component until settlement were recognized within the line item of “Financial income and other items, net,” representing gains of $8 in 2022 and losses of $1 in 2021. For the years 2022 and 2021, the foreign exchange forward component generated gains of $70 and $10 recognized in equity, which partially offset currency translation losses recognized in equity generated from Cemex’s net assets denominated in Euros due to the depreciation of the Euro against the Dollar in 2022 and 2021, related to the exchange of interest rates in the statement of income.

II.	Cross currency swaps
During October 2023, Cemex entered into cross-currency swap contracts for a notional amount of $335 in connection with the issuances of the 2023 CEBURES as described in note 17.1, aiming to change the rate and currency risk profile of such 2023 CEBURES from the Peso to the Dollar. Cemex designated these contracts as cash flow hedges of interest rate payments in relation to an equivalent amount of variable and fixed interest rate debt. Changes in fair value of these contracts for the interest rate swap leg are initially recognized as part of other comprehensive income in equity and are subsequently allocated through financial expense as interest expense on the related loans is accrued in the statement of income, while changes in fair value of the currency forward leg are recognized directly in the statement of income partially offsetting the related Peso denominated debt’s foreign exchange fluctuation. For the year 2023, changes in the fair value of these contracts generated gains of $23 recognized in other comprehensive income and gains of $5 recognized in the statement of income.

III.	Interest rate swap contracts
For accounting purposes under IFRS, Cemex designates interest rate swaps as cash flow hedges, to fix interest rate payments in relation to an equivalent amount of floating interest rate debt. As a result, changes in the fair value of these contracts are initially recognized as part of other comprehensive income in equity and are subsequently reclassified to financial expense as the interest expense of the related floating interest rate debt is accrued in the statement of income.

Derivative financial instruments – continued

As of December 31, 2023 and 2022, Cemex held interest rate swaps for a notional amount of $750, in both periods, with a fair market value representing assets of $30 in 2023 and $39 in 2022, negotiated in June 2018 to fix interest payments of existing bank loans bearing Dollar floating rates. During November 2021, Cemex unwound a portion of its then outstanding interest rate swaps, resulting in a settlement loss of $5, recognized within “Financial income and other items, net” in the statement of income, and extended the remaining contracts until November 2026. For the years 2023, 2022 and 2021, changes in the fair value of these contracts generated losses of $9 and gains of $69 and $23, respectively, recognized in other comprehensive income. Moreover, during the same periods, Cemex reclassified results from equity to the line item “Financial expenses” representing income of $22 in 2023 and expenses of $2 in 2022 and $22 in 2021.
In addition, as of December 31, 2022, Cemex held interest rate swaps for a notional of $268 negotiated to fix interest payments of existing bank loans referenced to Peso floating rates that matured in November 2023, which fair value represented an asset of $15 in 2022. During December 2021, Cemex partially unwound its interest rate swap receiving, $3 recognized within “Financial income and other items, net” in the statement of income. For the years 2023, 2022 and 2021 until their settlement, changes in the fair value of these contracts generated losses of $15 and gains of $3 and $15, respectively, recognized in other comprehensive income. Moreover, during the same periods, Cemex recycled results from equity to the “Financial expenses” line item representing gains of $18 in 2023, $7 in 2022 and expenses of $0.3 in 2021.

IV.	Fuel price hedging
As of December 31, 2023 and 2022, Cemex maintained swap and option contracts negotiated to hedge the price of certain fuels in several operations, primarily diesel and gas, for aggregate notional amounts of $110 and $136, respectively, with an estimated aggregate fair value representing assets of $1 in 2023 and of $8 in 2022. By means of these contracts, for its own consumption only, Cemex either fixed the price of these fuels, or entered into option contracts to limit the prices to be paid for these fuels, over certain volumes representing a portion of the estimated consumption of such fuels in several operations. These contracts have been designated as cash flow hedges of diesel or gas consumption, and as such, changes in fair value are recognized temporarily through other comprehensive income and are recycled to operating expenses as the related fuel volumes are consumed. For the years 2023, 2022 and 2021, changes in fair value of these contracts recognized in other comprehensive income represented losses of $6, losses of $25 and gains of $22, respectively. Moreover, during the same periods, Cemex recycled results from equity to the line items of “Cost of sales” and “Operating expenses,” as applicable, representing losses of $7 in 2023, gains of $88 in 2022 and $36 in 2021.
In addition, as of December 31, 2023, Cemex held Brent Oil call spreads with a notional of $122, intended economically to mitigate the exposure over a portion of the diesel cost implicit in Cemex’s distribution expense. Changes in the fair value of these contracts are recognized directly in the statement of income as part of “Financial income and other items, net” which resulted in losses of $1 in 2023.

V.	Foreign exchange options
As of December 31, 2023 and 2022, Cemex held Dollar/Peso call spread option contracts for a notional amount of $300 and $500, respectively. Such contracts mature between June 2025 and December 2025 and were negotiated to maintain the value in Dollars over an equivalent amount of revenue generated in Pesos. Changes in the fair value of these instruments generated losses of $18 in 2023, $13 in 2022 and $5 in 2021, recognized within “Financial income and other items, net” in the statement of income.

17.5)	RISK MANAGEMENT
Enterprise risks may arise from any of the following situations: i) the potential change in the value of assets owned or reasonably anticipated to be owned, ii) the potential change in value of liabilities incurred or reasonably anticipated to be incurred, iii) the potential change in value of services provided, purchase or reasonably anticipated to be provided or purchased in the ordinary course of business, iv) the potential change in the value of assets, services, inputs, products or commodities owned, produced, manufactured, processed, merchandised, leased or sold or reasonably anticipated to be owned, produced, manufactured, processed, merchandised, leased or sold in the ordinary course of business, or v) any potential change in the value arising from interest rate or foreign exchange rate exposures arising from current or anticipated assets or liabilities.
In the ordinary course of business, Cemex is exposed to commodities risk, including the exposure from inputs such as fuel, coal, petroleum coke, carbon slags, gypsum and other industrial materials which are commonly used by Cemex in the production process, and expose Cemex to variations in prices of the underlying commodities. To manage this and other risks, such as credit risk, interest rate risk, foreign exchange risk, equity risk and liquidity risk, considering the guidelines set forth by the Parent Company’s Board of Directors, which represent Cemex’s risk management framework and that are supervised by several Committees, Cemex’s management establishes specific policies that determine strategies oriented to obtain natural hedges to the extent possible, such as avoiding customer concentration on a determined market or aligning the currencies portfolio in which Cemex incurred its debt, with those in which Cemex generates its cash flows.
As of December 31, 2023 and 2022, these strategies are sometimes complemented with the use of derivative financial instruments as mentioned in note 17.4, such as the commodity forward contracts on fuels negotiated to fix the price of these underlying commodities.
The main risk categories are mentioned below:
Credit risk
Credit risk is the risk of financial loss faced by Cemex if a customer or counterparty to a financial instrument does not meet its contractual obligations and originates mainly from trade accounts receivable. As of December 31, 2023 and 2022, the maximum exposure to credit risk is represented by the balance of financial assets. Management has developed policies for the authorization of credit to customers. Exposure to credit risk is monitored constantly according to the payment behavior of debtors. Credit is assigned on a customer-by-customer
basis and is subject to assessments which consider the customers’ payment capacity, as well as past behavior regarding due dates, balances past due and delinquent accounts. In cases deemed necessary, Cemex’s management requires guarantees from its customers and financial counterparties regarding financial assets.
The Company’s management has established a policy of low risk tolerance that analyzes the creditworthiness of each new client individually before offering the general conditions of payment terms and delivery. The review includes external ratings, when references are available, and in, some cases, bank references. Thresholds of purchase limits are established for each client, which represent the maximum purchase amounts that require different levels of approval. Customers who do not meet the levels of solvency requirements imposed by Cemex can only carry out transactions by paying cash in advance. As of December 31, 2023, considering Cemex’s best estimate of potential expected losses based on the ECL model developed by Cemex (note 10), the allowance for expected credit losses was $90.
Interest rate risk
Interest rate risk is the risk that a financial instrument’s fair value or future cash flows will fluctuate because of changes in market interest rates, which only affects Cemex’s results if the fixed-rate long-term debt is measured at fair value. Cemex’s fixed-rate long-term debt is carried at amortized cost and therefore is not subject to interest rate risk. Cemex’s exposure to the risk of changes in market interest rates relates primarily to its long-term debt obligations with floating interest rates, which, if such rates were to increase, may adversely affect its financing cost and the results for the period.
Additionally, there is an opportunity cost for continuing to pay a determined fixed interest rate when the market rates have decreased, and the entity may obtain improved interest rate conditions in a new loan or debt issuance. Cemex manages its interest rate risk by balancing its exposure to fixed and floating rates while attempting to reduce its interest costs. Cemex could renegotiate the conditions or repurchase the debt, particularly when the net present value (“NPV”) of the estimated future benefits from the interest rate reduction is expected to exceed the cost and commissions that would have to be paid in such renegotiation or repurchase of debt.
As of December 31, 2023 and 2022, 26% and 21%, respectively, of Cemex’s long-term debt was denominated in floating rates at a weighted-average interest rate of SOFR plus 95 basis points in 2023 and LIBOR plus 148 basis points in 2022. These figures reflect the effect of interest rate swaps held by Cemex during 2023 and 2022. As of December 31, 2023 and 2022, if interest rates at that date had been 0.5% higher, with all other variables held constant, Cemex’s net income for 2023 and 2022 would have reduced by $14 and $13, respectively, because of higher interest expense on variable rate denominated debt. This analysis does not include the effect of interest rate swaps held by Cemex during 2023 and 2022.

Management of interest rate benchmark reform
In connection with the global reform of major interest rate benchmarks, which included the replacement of interbank offered rates (IBORs) with alternative secured rates (referred to as the “IBOR reform”), during the first half of 2023 Cemex completed the migration of applicable financial instruments, derivatives and loans previously linked to Dollar LIBOR rates.
Cemex’s financial risk management committee monitored and managed the Company’s transition to alternative secured rates.
Foreign currency risk
Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Cemex’s exposure to the risk of changes in foreign exchange rates relates primarily to its operating activities. Due to its geographic diversification, Cemex’s revenues and costs are generated and settled in various countries and different currencies. For the year ended December 31, 2023, 29% of Cemex’s revenues, before eliminations resulting from consolidation, were generated in Mexico, 31% in the United States, 6% in the United Kingdom, 5% in France, 3% in Germany, 3% in Poland, 3% in Spain, 2% in the Philippines, 5% in Israel and 4% in the Rest of EMEAA region, 3% in Colombia, 1% in Panama, 2% in Dominican Republic, 2% in Caribbean TCL and 1% in the Rest of SCA&C.
Foreign exchange results incurred through monetary assets or liabilities in a currency different from its functional currency are recorded in the consolidated statements of income. Exchange fluctuations associated with foreign currency indebtedness directly related to the acquisition of foreign entities and exchange fluctuations in related parties’ long-term balances denominated in foreign currency that are not expected to be settled in the foreseeable future, are recognized in the statement of other comprehensive income. As of December 31, 2023, excluding from the sensitivity analysis the impact of translating the net assets denominated in currencies different from Cemex’s presentation currency, considering a hypothetic 10% strengthening of the Dollar against the Peso, with all other variables held constant, Cemex’s net income for 2023 would have decreased by $160, as a result of higher foreign exchange losses on Cemex’s Dollar-denominated net monetary liabilities held in consolidated entities with other functional currencies. Conversely, a hypothetical 10% weakening of the Dollar against the Peso would have the opposite effect.
As of December 31, 2023, 70% of Cemex’s financial debt was Dollar-denominated, 16% was Euro-denominated, 11% was Peso-denominated, 2% was Philippine Peso-denominated and 1% was in other currencies. Therefore, Cemex had a foreign currency exposure arising mainly from the Dollar-denominated debt versus the several currencies in which Cemex’s revenues are settled in most countries in which it operates. Cemex cannot guarantee that it will generate sufficient revenues in Dollars from its operations to service these obligations. As of December 31, 2023, Cemex had implemented a derivative financing hedging strategy using foreign exchange options for a notional amount of $300 to hedge the value in Dollar terms of revenues generated in Pesos to partially address this foreign currency risk (note 17.4). Complementarily, Cemex may negotiate other derivative financing hedging strategies in the future if either of its debt portfolio currency mix, interest rate mix, market conditions and/or expectations changes.
As of December 31, 2023 and 2022, Cemex’s consolidated net monetary assets (liabilities) by currency are as follows:

		2023
		Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$	1,627	651	1,491	274	(241)	3,802
Monetary liabilities		2,184	2,679	3,087	730	7,179	15,859

Net monetary assets (liabilities)	$	(557)	(2,028)	(1,596)	(456)	(7,420)	(12,057)

Out of which:
Dollars	$	(157)	(2,030)	(5)	(61)	(4,780)	(7,033)
Pesos		(400)	–	–	–	(524)	(924)
Euros		–	–	(660)	–	(1,563)	(2,223)
Pounds		–	–	(710)	–	97	(613)
Other currencies		–	2	(221)	(395)	(650)	(1,264)

	$	(557)	(2,028)	(1,596)	(456)	(7,420)	(12,057)

		2022
		Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$	960	650	1,315	204	–	3,129
Monetary liabilities		1,951	2,559	2,887	519	7,174	15,090

Net monetary assets (liabilities)	$	(991)	(1,909)	(1,572)	(315)	(7,174)	(11,961)

Out of which:
Dollars	$	8	(1,909)	12	(42)	(5,633)	(7,564)
Pesos		(999)	–	–	–	(72)	(1,071)
Euros		–	–	(632)	–	(1,183)	(1,815)
Pounds		–	–	(931)	–	171	(760)
Other currencies		–	–	(21)	(273)	(457)	(751)

	$	(991)	(1,909)	(1,572)	(315)	(7,174)	(11,961)

1	Includes the Parent Company, Cemex’s financing subsidiaries, among other entities.
Considering that the Parent Company’s functional currency for all assets, liabilities and transactions associated with its financial and holding company activities is the Dollar (note 28.3), foreign currency risk is associated with the translation into Dollars of subsidiaries’ net assets denominated in different currencies. When the Dollar appreciates, the value of these net assets denominated in other currencies decreases in terms of Dollars, generating negative foreign currency translation and reducing stockholders’ equity. Conversely, when the Dollar depreciates, the value of such net assets denominated in other currencies would increase in terms of Dollars generating the opposite effect. Cemex has implemented a Dollar/Peso foreign exchange forward contracts program to hedge foreign currency translation in connection with its net assets denominated in Pesos (note 17.4).
Equity risk
Equity risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in the market price of Cemex, S.A.B. de C.V.’s and/or third party’s shares. Cemex has negotiated equity forward contracts on third-party shares. Under these equity derivative instruments, there is a direct relationship between the change in the fair value of the derivative and the change in price of the underlying share. All changes in the fair value of such derivative instruments are recognized in the statement of income as part of “Financial income and other items, net.” During the reported periods effects were not significant. As of December 31, 2023, Cemex does not have derivative financial instruments based on the price of the Parent Company’s shares or any third-party’s shares.
Liquidity risk
Liquidity risk is the risk that Cemex will not have sufficient funds available to meet its obligations. In addition to cash flows provided by its operating activities, to meet Cemex’s overall liquidity needs for operations, servicing debt and funding capital expenditures and acquisitions, Cemex relies on cost-cutting and operating improvements to optimize capacity utilization and maximize profitability, as well as borrowing under credit facilities, proceeds of debt and equity offerings, and proceeds from asset sales. Cemex is exposed to risks from changes in foreign currency exchange rates, prices and currency controls, interest rates, inflation, governmental spending, social instability and other political, economic and/or social developments in the countries in which it operates, any one of which may materially affect Cemex’s results and reduce cash from operations. The maturities of Cemex’s contractual obligations are included in note 24.1.
As of December 31, 2023, current liabilities, which included $975 of current debt and other financial obligations, exceed current assets by $1,781. It is noted that as part of its operating strategy implemented by management, the Company operates with a negative working capital balance. For the year ended December 31, 2023, Cemex generated net cash flows from operating activities of $2,159. The Company’s management considers that Cemex will generate sufficient cash flows from operations in the following twelve months to meet its current obligations. In addition, as of December 31, 2023, Cemex has a committed line of credit under the RCF for $2,000. As of December 31, 2023, the withdrawn amount is $600.